Non-controlling interests	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Noncontrolling Interest [Abstract]
Non-controlling interests
Non-controlling interests
Non-controlling interests represent the portion of equity in consolidated subsidiaries not attributable, directly or indirectly, to the Company. The ownership interests in consolidated subsidiaries held by parties other than the Company have been presented in the condensed consolidated balance sheets, as a separate component of shareholders’ equity. Non-controlling interests as of September 30, 2014 and December 31, 2013 are as follows:

	September 30, 2014	December 31, 2013
	($ in thousands)
Catastrophe Fund	$59,277	$49,254
Catastrophe Fund Manager	(254)	(236)
Joint Venture - Third Point Advisors LLC share	20,302	69,717
	$79,325	$118,735

Income (loss) attributable to non-controlling interests for the three and nine months ended September 30, 2014 and 2013 was:

	For the three months ended		For the nine months ended
	September 30, 2014	September 30, 2013	September 30, 2014	September 30, 2013
	($ in thousands)
Catastrophe Fund	$3,253	$2,434	$3,872	$3,191
Catastrophe Fund Manager	72	(2)	(18)	(164)
Joint Venture - Third Point Advisors LLC share	92	386	1,586	1,175
	$3,417	$2,818	$5,440	$4,202

As of September 30, 2014, the following entities were consolidated in accordance with the voting model per ASC 810: Consolidation:
• Third Point Reinsurance Opportunities Fund Ltd.
• Third Point Re Cat Ltd.
• Third Point Reinsurance Investment Management Ltd.
As of September 30, 2014, the following entities were consolidated in accordance with the variable interest model as per ASC 810: Consolidation:
• Investment Joint Venture

a)	Third Point Reinsurance Opportunities Fund Ltd. and Third Point Re Cat Ltd.
As of September 30, 2014, Third Point Re's investment in the Catastrophe Fund was $58.6 million (December 31, 2013 - $54.8 million), representing approximately 49.9% (December 31, 2013 - 53.0%) of the Catastrophe Fund’s issued, non-voting, participating share capital. The objective of the Catastrophe Fund is to achieve positive uncorrelated investment returns by investing, through the Catastrophe Reinsurer, in a portfolio of collateralized reinsurance transactions and other insurance-linked investments, including catastrophe bonds and industry loss warranties.
The Catastrophe Fund Manager holds 100% of the authorized and issued voting, nonparticipating shares of the Catastrophe Fund, while the Catastrophe Fund’s investors, including Third Point Re, hold 100% of issued non-voting, participating shares.
Furthermore, 100% of the authorized and issued voting, non-participating share capital of the Catastrophe Reinsurer and 100% of the issued non-voting, participating share capital of the Catastrophe Reinsurer is held by the Catastrophe Fund.

b)	Third Point Reinsurance Investment Management Ltd. (the “Catastrophe Fund Manager”)
The Catastrophe Fund Manager has been consolidated as part of the Company with Hiscox’s 15% interest in the Catastrophe Fund Manager recorded as a non-controlling interest. The Catastrophe Fund Manager acts as manager for both the Catastrophe Fund and the Catastrophe Reinsurer and in that capacity is responsible for overseeing:

•	The investment activities of the Catastrophe Fund, and

•	The underwriting activities of the Catastrophe Reinsurer.
The Catastrophe Fund Manager does not participate in the profits or losses of either the Catastrophe Fund or the Catastrophe Reinsurer; however, the Catastrophe Fund Manager does receive management and performance fees for its services.

c)	Investment in Joint Venture
The joint venture created through the Investment Agreement (Note 10) has been considered a variable interest entity in accordance with U.S. GAAP. Since the Company was deemed to be the primary beneficiary, the Company has consolidated the joint venture and has recorded Third Point Advisors LLC’s minority interest as a non-controlling interest in the condensed consolidated statements of shareholders’ equity.
For the nine months ended September 30, 2014, $51.0 million (2013 - $35.1 million) was distributed to Third Point Advisors LLC and reduced the amount of the non-controlling interest.

As of September 30, 2014, the following entities were not consolidated as per ASC 810: Consolidation:

•	TP Lux Holdco LP

•	Third Point Hellenic Recovery US Feeder Fund, L.P.

a)	TP Lux Holdco LP
Third Point Re is a limited partner in TP Lux Holdco LP (the “Cayman HoldCo”), which is an affiliate of the Investment Manager. The Cayman HoldCo was formed as a limited partnership under the laws of the Cayman Islands and invests and holds debt and equity interests in TP Lux HoldCo S.a.r.l, a Luxembourg private limited liability company (the “LuxCo”) established under the laws of the Grand-Duchy of Luxembourg, which is also an affiliate of the Investment Manager.
LuxCo's principal objective is to act as a collective investment vehicle to purchase Euro debt and equity investments. Third Point Re invests in the Cayman HoldCo alongside other investment funds managed by the Investment Manager. As of September 30, 2014, Third Point Re held a 10.5% (December 31, 2013 - 10.0%) interest in the Cayman Holdco. Third Point Re accounts for its investment in the limited partnership under the variable interest model, in which Third Point Re is not the primary beneficiary, at fair value in the condensed consolidated balance sheets and records changes in fair value in the condensed consolidated statements of income (loss).
As of September 30, 2014, the estimated fair value of the investment in the limited partnership was $66.8 million (December 31, 2013 - $29.3 million).  The valuation policy with respect to this investment in a limited partnership is further described in Note 5. Third Point Re's maximum exposure to loss as a result of its involvement with this investment is limited to the carrying value of the investment.
b) Third Point Hellenic Recovery US Feeder Fund, L.P.
Third Point Re is a limited partner in Third Point Hellenic Recovery US Feeder Fund, L.P. (“Hellenic Fund”), which is an affiliate of the Investment Manager. The Hellenic Fund was formed as a limited partnership under the laws of the Cayman Islands and invests and holds debt and equity interests.
Third Point Re committed $11.4 million to the Hellenic Fund, of which $1.6 million was called and $0.7 million was distributed during the nine months ended September 30, 2014.
As of September 30, 2014, Third Point Re held less than a 2.0% (December 31, 2013 - 2.0%) interest in the Hellenic Fund. Third Point Re accounts for its investment in limited partnership under the variable interest model, in which Third Point Re is not the primary beneficiary, at fair value in the condensed consolidated balance sheets and records the change in the fair value in the condensed consolidated statements of income (loss).
As of September 30, 2014, the estimated fair value of the investment in the limited partnership was $6.8 million (December 31, 2013 - $5.3 million). The valuation policy with respect to this investment in a limited partnership is further described in Note 5. Third Point Re's maximum exposure to loss as a result of its involvement with this investment is limited to the carrying value of the investment.

Non-controlling interests
Non-controlling interests represent the portion of equity in consolidated subsidiaries not attributable, directly or indirectly, to the Company. The ownership interests in consolidated subsidiaries held by parties other than the Company have been presented in the consolidated balance sheets, as a separate component of shareholders’ equity. Non-controlling interests as of December 31, 2013 and 2012 are as follows:

	December 31, 2013	December 31, 2012
	($ in thousands)
Catastrophe Fund	$49,254	$19,646
Catastrophe Fund Manager	(236)	2
Joint Venture - Third Point Advisors LLC share	69,717	40,129
	$118,735	$59,777

Income (loss) attributable to non-controlling interests for the years ended December 31, 2013 and 2012 was:

	2013	2012
	($ in thousands)
Catastrophe Fund	$4,284	$—
Catastrophe Fund Manager	(238)	—
Joint Venture - Third Point Advisors LLC share	1,721	1,216
	$5,767	$1,216

As of December 31, 2013, the following entities were consolidated in line with voting model per ASC 810: Consolidation:
• Third Point Reinsurance Opportunities Fund Ltd.
• Third Point Re Cat Ltd.
• Third Point Reinsurance Investment Management Ltd.
As of December 31, 2013, the following entities were consolidated in line with variable interest model as per ASC 810: Consolidation:
• Investment Joint Venture

a)	Third Point Reinsurance Opportunities Fund Ltd. and Third Point Re Cat Ltd.
As of December 31, 2013, Third Point Re's investment in the Catastrophe Fund was $54.8 million (December 31, 2012 - $22.0 million), representing approximately 53% of the Catastrophe Fund’s issued, non-voting, participating share capital. The objective of the Catastrophe Fund is to achieve positive uncorrelated investment returns by investing, through the Catastrophe Reinsurer, in a portfolio of collateralized reinsurance transactions and other insurance-linked investments, including catastrophe bonds and industry loss warranties.
The Catastrophe Fund Manager holds 100% of the authorized and issued voting, nonparticipating shares of the Catastrophe Fund, while the Catastrophe Fund’s investors, including Third Point Re, hold 100% of issued non-voting, participating shares.
Furthermore, 100% of the authorized and issued voting, non-participating share capital of the Catastrophe Reinsurer and 100% of the issued non-voting, participating share capital of the Catastrophe Reinsurer is held by the Catastrophe Fund.
For the year ended December 31, 2013, the Catastrophe Fund called $53.0 million (Third Point Re’s share - $28.0 million) of committed capital resulting in a contribution to non-controlling interests for the Catastrophe Fund of $25.3 million for the year ended December 31, 2013.

b)	Third Point Reinsurance Investment Management Ltd. (the “Catastrophe Fund Manager”)
The Catastrophe Fund Manager has been consolidated as part of the Company with Hiscox’s 15% interest in the Catastrophe Fund Manager recorded as a non-controlling interest. The Catastrophe Fund Manager acts as manager for both the Catastrophe Fund and the Catastrophe Reinsurer and in that capacity is responsible for overseeing:

•	The investment activities of the Catastrophe Fund, and

•	The underwriting activities of the Catastrophe Reinsurer.
The Catastrophe Fund Manager does not participate in the profits or losses of either the Catastrophe Fund or the Catastrophe Reinsurer; however, the Catastrophe Fund Manager does receive management and performance fees for its advisory services.

c)	Third Point Advisors LLC
The joint venture created through the Investment Agreement (Note 11) has been considered a variable interest entity in accordance with U.S. GAAP. Since the Company was deemed to be the primary beneficiary, the Company has consolidated the joint venture and has recorded Third Point Advisors LLC’s minority interest as a non-controlling interest in the consolidated statements of shareholders’ equity.
For the year ended December 31, 2013, $35.1 million (2012 - $nil) was distributed by Third Point Advisors LLC and reduced the amount of the non-controlling interest.